Combined Balance Sheets $ in Thousands, $ in Thousands		Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Current assets:
Cash and cash equivalents		$ 202,465	$ 6,612	$ 299,340
Restricted cash		92,115	3,008	124,683
Accounts receivable, net		5,521	181	6,407
Inventories, net		47,751	1,559	36,768
Prepayments and other current assets		6,997	229	10,235
Total current assets		354,849	11,589	477,433
Non-current assets:
Property and equipment, net		47,970	1,567	54,876
Right-of-use assets		7,943	259	6,179
Deferred tax assets, net				946
Other non-current assets		7,007	229	7,623
Deferred offering costs		31,154	1,017
Total non-current assets		94,074	3,072	69,624
TOTAL ASSETS		448,923	14,661	547,057
Current liabilities:
Short-term borrowings		90,000	2,939	108,370
Accounts payable		127	4	1,696
Other payables		16,893	552	15,988
Lease liabilities		7,943	259	4,548
Long-term borrowings		7,316	239	21,067
Other current liabilities		545	18	465
Total current liabilities		122,824	4,011	152,134
Non-current liabilities:
Long-term borrowings		43,157	1,409	47,700
Deferred tax liabilities		73	2
Lease liabilities				1,325
Total non-current liabilities		43,230	1,411	49,025
TOTAL LIABILITIES		166,054	5,422	201,159
Commitments and contingencies (Note 14)
SHAREHOLDERS EQUITY
Ordinary shares (US$0.0001 per value, 500,000,000 shares authorized, 7,936,940 shares issued and outstanding as of December 31, 2022 and 2023) *	[1]	68	2	68
Additional paid-in capital		260,164	8,497	260,164
Statutory reserve		11,077	362	10,718
Retained earnings/(accumulated deficit)		(46,798)	(1,528)	3,587
Total equity attributable to shareholders of the parent		224,511	7,333	274,537
Non-controlling interests	[1]	58,358	1,906	71,361
TOTAL SHAREHOLDERS EQUITY		282,869	9,239	345,898
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY		$ 448,923	$ 14,661	$ 547,057

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)